Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Subordinated notes reclassified as a short term liability		€ 500
Parent Company [Member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 22,843
The proportion of the company's share of net financial debt to the Group's total net financial debt	97.00%
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 23,489	€ 25,466	€ 25,441